Unaudited Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Voyage revenues (notes 6 and 10a)	$ 149,655	$ 123,336	$ 452,459	$ 360,957
Voyage expenses	(4,961)	(7,956)	(16,759)	(21,708)
Vessel operating expenses	(27,321)	(26,021)	(80,879)	(87,207)
Time-charter hire expense (notes 5b and 10a)	(5,336)	(1,690)	(14,007)	(1,690)
Depreciation and amortization	(34,248)	(32,238)	(103,712)	(91,299)
General and administrative expenses	(5,393)	(5,783)	(17,692)	(20,700)
Write-down of vessels (note 16)	(785)	2,201	785	53,863
Restructuring charges (note 15)	0	(449)	(2,976)	(1,845)
Income (loss) from vessel operations	71,611	46,998	215,649	82,645
Equity income (loss) (note 6c)	21,296	14,679	28,612	52,597
Interest expense	(40,574)	(35,875)	(123,809)	(88,752)
Interest income	1,025	980	3,063	2,796
Realized and unrealized (loss) gain on non-designated derivative instruments (note 11)	(3,270)	2,515	(17,713)	14,818
Foreign currency exchange gain (loss) (notes 8 and 11)	2,879	1,445	(5,095)	8,615
Other (expense) income (notes 5a and 12b)	(1,174)	314	(687)	(51,918)
Net income before income tax expense	51,793	31,056	100,020	20,801
Income tax expense (note 9)	(1,442)	(1,549)	(6,492)	(3,171)
Net income	50,351	29,507	93,528	17,630
Non-controlling interest in net income	2,983	3,557	8,108	(4,160)
Preferred unitholders' interest in net income	6,426	6,425	19,276	19,276
General partner's interest in net income	820	391	1,324	51
Limited partners’ interest in net income	$ 40,122	$ 19,134	$ 64,820	$ 2,463
Limited partners’ interest in net income per common unit (note 13):
Basic (usd per unit)	$ 0.51	$ 0.24	$ 0.83	$ 0.03
Diluted (usd per unit)	$ 0.51	$ 0.24	$ 0.83	$ 0.03
Weighted-average number of common units outstanding (note 13):
Basic (units)	78,012,514	79,687,499	78,402,239	79,671,051
Diluted (units)	78,106,770	79,859,471	78,488,331	79,832,978